UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03101

Calvert Management Series

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Calvert Floating-Rate Advantage Fund

Class A CFOAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Floating-Rate Advantage Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	2.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$35,361,411
# of Portfolio Holdings	107
Portfolio Turnover Rate	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Senior Floating-Rate Loans
93.7%
Corporate Bonds
4.2%
Short-Term Investments
1.1%
Other†
1.0%

Table Summary
Value	Value
OtherFootnote Reference†	1.0%
Short-Term Investments	1.1%
Corporate Bonds	4.2%
Senior Floating-Rate Loans	93.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	0.7%
CCC or Lower	1.5%
B	58.0%
BB	27.8%
BBB	12.0%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025.

In April 2026, the Fund's Trustees approved the liquidation of the Fund. Effective as of the close of business on June 15, 2026, shares of the Fund will no longer be available for purchase or exchange. All of the Fund’s outstanding shares are expected to be redeemed and the Fund liquidated on or about June 25, 2026.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CFOAX-TSR-SAR

Calvert Floating-Rate Advantage Fund

Class I CFOIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Floating-Rate Advantage Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	1.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$35,361,411
# of Portfolio Holdings	107
Portfolio Turnover Rate	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.0%
Short-Term Investments	1.1%
Corporate Bonds	4.2%
Senior Floating-Rate Loans	93.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	0.7%
CCC or Lower	1.5%
B	58.0%
BB	27.8%
BBB	12.0%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025.

In April 2026, the Fund's Trustees approved the liquidation of the Fund. Effective as of the close of business on June 15, 2026, shares of the Fund will no longer be available for purchase or exchange. All of the Fund’s outstanding shares are expected to be redeemed and the Fund liquidated on or about June 25, 2026.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CFOIX-TSR-SAR

Calvert Floating-Rate Advantage Fund

Class R6 CFORX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Floating-Rate Advantage Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$95	1.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$35,361,411
# of Portfolio Holdings	107
Portfolio Turnover Rate	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.0%
Short-Term Investments	1.1%
Corporate Bonds	4.2%
Senior Floating-Rate Loans	93.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	0.7%
CCC or Lower	1.5%
B	58.0%
BB	27.8%
BBB	12.0%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025.

In April 2026, the Fund's Trustees approved the liquidation of the Fund. Effective as of the close of business on June 15, 2026, shares of the Fund will no longer be available for purchase or exchange. All of the Fund’s outstanding shares are expected to be redeemed and the Fund liquidated on or about June 25, 2026.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CFORX-TSR-SAR

Calvert Global Equity Fund

Class A CGLAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Global Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$10,012,011
# of Portfolio Holdings	45
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	1.3%
Australia	1.6%
Taiwan	1.8%
Singapore	1.9%
Hong Kong	2.5%
Japan	3.4%
Netherlands	3.7%
Switzerland	6.5%
France	10.1%
United Kingdom	11.3%
United States	55.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class A	5.7%
Microsoft Corp.	5.6%
Amazon.com, Inc.	5.2%
NVIDIA Corp.	4.8%
Nestle SA	3.4%
ASML Holding NV	2.6%
Compass Group PLC	2.6%
Visa, Inc., Class A	2.6%
NextEra Energy, Inc.	2.6%
AIA Group Ltd.	2.5%
Total	37.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025.

In March 2026, the Fund's Trustees approved the liquidation of the Fund. Effective as of the close of business on May 4, 2026, shares of the Fund were no longer available for purchase or exchange. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated at the close of business on May 11, 2026.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CGLAX-TSR-SAR

Calvert Global Equity Fund

Class I CGLIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Global Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$10,012,011
# of Portfolio Holdings	45
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	1.3%
Australia	1.6%
Taiwan	1.8%
Singapore	1.9%
Hong Kong	2.5%
Japan	3.4%
Netherlands	3.7%
Switzerland	6.5%
France	10.1%
United Kingdom	11.3%
United States	55.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class A	5.7%
Microsoft Corp.	5.6%
Amazon.com, Inc.	5.2%
NVIDIA Corp.	4.8%
Nestle SA	3.4%
ASML Holding NV	2.6%
Compass Group PLC	2.6%
Visa, Inc., Class A	2.6%
NextEra Energy, Inc.	2.6%
AIA Group Ltd.	2.5%
Total	37.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025.

In March 2026, the Fund's Trustees approved the liquidation of the Fund. Effective as of the close of business on May 4, 2026, shares of the Fund were no longer available for purchase or exchange. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated at the close of business on May 11, 2026.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CGLIX-TSR-SAR

Calvert Global Small-Cap Equity Fund

Class A CSMAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Global Small-Cap Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.31%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$16,409,180
# of Portfolio Holdings	125
Portfolio Turnover Rate	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	2.6%
Canada	1.3%
Sweden	1.3%
Netherlands	1.6%
Switzerland	2.4%
Australia	2.6%
Germany	3.4%
Italy	3.5%
United Kingdom	10.5%
Japan	10.5%
United States	60.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Relo Group, Inc.	1.9%
CSW Industrials, Inc.	1.8%
Burlington Stores, Inc.	1.6%
Royalty Pharma PLC, Class A	1.6%
Performance Food Group Co.	1.5%
Franklin Electric Co., Inc.	1.5%
Aramark	1.4%
Wyndham Hotels & Resorts, Inc.	1.4%
Valvoline, Inc.	1.4%
Donaldson Co., Inc.	1.4%
Total	15.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025.

In March 2026, the Fund's Trustees approved the liquidation of the Fund. Effective as of the close of business on May 4, 2026, shares of the Fund were no longer available for purchase or exchange. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated at the close of business on May 11, 2026.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CSMAX-TSR-SAR

Calvert Global Small-Cap Equity Fund

Class C CSQCX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Global Small-Cap Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	2.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$16,409,180
# of Portfolio Holdings	125
Portfolio Turnover Rate	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	2.6%
Canada	1.3%
Sweden	1.3%
Netherlands	1.6%
Switzerland	2.4%
Australia	2.6%
Germany	3.4%
Italy	3.5%
United Kingdom	10.5%
Japan	10.5%
United States	60.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Relo Group, Inc.	1.9%
CSW Industrials, Inc.	1.8%
Burlington Stores, Inc.	1.6%
Royalty Pharma PLC, Class A	1.6%
Performance Food Group Co.	1.5%
Franklin Electric Co., Inc.	1.5%
Aramark	1.4%
Wyndham Hotels & Resorts, Inc.	1.4%
Valvoline, Inc.	1.4%
Donaldson Co., Inc.	1.4%
Total	15.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025.

In March 2026, the Fund's Trustees approved the liquidation of the Fund. Effective as of the close of business on May 4, 2026, shares of the Fund were no longer available for purchase or exchange. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated at the close of business on May 11, 2026.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CSQCX-TSR-SAR

Calvert Global Small-Cap Equity Fund

Class I CSPIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Global Small-Cap Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$16,409,180
# of Portfolio Holdings	125
Portfolio Turnover Rate	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	2.6%
Canada	1.3%
Sweden	1.3%
Netherlands	1.6%
Switzerland	2.4%
Australia	2.6%
Germany	3.4%
Italy	3.5%
United Kingdom	10.5%
Japan	10.5%
United States	60.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Relo Group, Inc.	1.9%
CSW Industrials, Inc.	1.8%
Burlington Stores, Inc.	1.6%
Royalty Pharma PLC, Class A	1.6%
Performance Food Group Co.	1.5%
Franklin Electric Co., Inc.	1.5%
Aramark	1.4%
Wyndham Hotels & Resorts, Inc.	1.4%
Valvoline, Inc.	1.4%
Donaldson Co., Inc.	1.4%
Total	15.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025.

In March 2026, the Fund's Trustees approved the liquidation of the Fund. Effective as of the close of business on May 4, 2026, shares of the Fund were no longer available for purchase or exchange. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated at the close of business on May 11, 2026.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CSPIX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
Floating-Rate Advantage Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Calvert
Floating-Rate Advantage Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Floating-Rate Advantage Fund
March 31, 2026
Schedule of Investments (Unaudited)

Common Stocks — 0.8%

Security	Shares	Value
Containers & Packaging — 0.0%†
LG Parent Holding Co.(1)(2)	6,015	$ 17,669
		$ 17,669
Electronic Equipment, Instruments & Components — 0.4%
Range Red Acquisitions LLC, Class A1(1)(2)(3)	108	$ 149,794
		$ 149,794
Financial Services — 0.0%
Aegletes BV(1)(2)(3)	1,076	$ 0
		$ 0
Household Durables — 0.4%
Serta Simmons Bedding, Inc.(1)(2)	15,129	$126,713
Serta SSB Equipment Co.(1)(2)(3)	15,129	0
		$126,713
IT Services — 0.0%
Blackboard LLC(1)(2)(3)	3,088	$0
		$0
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC(1)(2)(3)	892	$0
		$0
Professional Services — 0.0%†
Skillsoft Corp.(1)	299	$1,283
		$1,283
Total Common Stocks (identified cost $586,972)		$295,459

Corporate Bonds — 4.2%

Security	Principal Amount (000's omitted)	Value
Air Transport — 1.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(4)	$500	$ 497,585
		$ 497,585
Building and Development — 1.4%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(4)	$500	$ 501,062
		$ 501,062
Security	Principal Amount (000's omitted)	Value
Commercial Services & Supplies — 1.4%
ADT Security Corp., 4.875%, 7/15/32(4)	$500	$ 467,582
		$ 467,582
Total Corporate Bonds (identified cost $1,484,095)		$ 1,466,229

Preferred Stocks — 0.1%

Security	Shares	Value
IT Services — 0.1%
Blackboard LLC, Series A(1)(3)	15	$ 276
Cohesity Global, Inc.:
Series G(1)	1,381	27,275
Series G1(1)	955	18,861
Total Preferred Stocks (identified cost $48,164)		$ 46,412

Senior Floating Rate Loans — 91.9%(5)

Borrower/Description	Principal Amount (000's omitted)	Value
Airlines — 1.8%
American Airlines, Inc., Term Loan, 5.918%, (3 mo. USD Term SOFR + 2.25%), 4/20/28	$629	$ 624,279
		$ 624,279
Auto Components — 2.8%
Clarios Global LP, Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 1/28/32	$797	$ 796,126
DexKo Global, Inc., Term Loan, 7.679%, (3 mo. USD Term SOFR + 3.75%), 10/4/28	153	150,544
RealTruck Group, Inc., Term Loan, 7.684%, (3 mo. USD Term SOFR + 3.75%), 1/31/28	60	40,611
		$ 987,281
Broadline Retail — 0.8%
Peer Holding III BV, Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 7/1/31	$296	$296,019
		$296,019
Building Products — 1.8%
LBM Acquisition LLC:
Term Loan, 7.525%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	$99	$80,089
Term Loan, 8.675%, (1 mo. USD Term SOFR + 5.00%), 6/6/31	99	84,557

1
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Building Products (continued)
MI Windows & Doors LLC, Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 3/28/31	$514	$ 474,887
		$ 639,533
Capital Markets — 1.4%
AllSpring Buyer LLC, Term Loan, 6.75%, (3 mo. USD Term SOFR + 3.00%), 11/1/30	$353	$ 354,332
Saphilux SARL, Term Loan, 6.73%, (6 mo. USD Term SOFR + 3.00%), 7/18/28	149	148,931
		$ 503,263
Chemicals — 4.7%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 5.45%, (3 mo. USD Term SOFR + 1.75%), 12/20/29	$253	$ 253,674
Charter NEX U.S., Inc., Term Loan, 6.171%, (1 mo. USD Term SOFR + 2.50%), 11/29/30	1,426	1,419,198
		$1,672,872
Commercial Services & Supplies — 4.9%
Garda World Security Corp., Term Loan, 6.421%, (3 mo. USD Term SOFR + 2.75%), 2/1/29	$588	$585,090
Heritage-Crystal Clean, Inc., Term Loan, 7.461%, (3 mo. USD Term SOFR + 3.75%), 10/17/30	318	319,371
Prime Security Services Borrower LLC, Term Loan, 5.664%, (1 mo. USD Term SOFR + 2.00%), 10/13/30	572	570,135
Reworld Holding Corp., Term Loan, 5.925%, (1 mo. USD Term SOFR + 2.25%), 11/30/28	254	253,982
		$1,728,578
Communications Equipment — 0.3%
Ciena Corp., Term Loan, 5.425%, (1 mo. USD Term SOFR + 1.75%), 10/24/30	$122	$121,947
		$121,947
Construction & Engineering — 3.6%
American Residential Services LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 2/2/32	$470	$468,303
Azuria Water Solutions, Inc., Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 5/17/28	359	356,028
Crown Subsea Communications Holding, Inc., Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 1/30/31	198	199,362
Northstar Group Services, Inc., Term Loan, 8.417%, (3 mo. USD Term SOFR + 4.75%), 5/31/30	245	247,024
		$1,270,717
Consumer Staples Distribution & Retail — 0.5%
Boots Group Bidco Ltd., Term Loan, 6.924%, (3 mo. USD Term SOFR + 3.25%), 8/30/32	$175	$175,399
		$175,399
Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Consumer Services — 1.1%
Spring Education Group, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 10/4/30	$395	$ 392,408
		$ 392,408
Diversified Telecommunication Services — 1.3%
Level 3 Financing, Inc., Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 3/29/32	$140	$ 140,028
Virgin Media Bristol LLC, Term Loan, 7.037%, (1 mo. USD Term SOFR + 3.25%), 1/31/29	325	314,301
		$ 454,329
Electric Utilities — 0.8%
MRP Buyer LLC:
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 6/4/32	$243	$243,035
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 6/4/32(6)	31	30,994
		$274,029
Electrical Equipment — 2.0%
WEC U.S. Holdings Ltd., Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 1/27/31	$718	$717,674
		$717,674
Electronic Equipment, Instruments & Components — 0.5%
Range Red Operating, Inc.:
Term Loan, 11.761%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(3)	$39	$31,407
Term Loan - Second Lien, 11.761%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(3)	165	131,749
		$163,156
Energy Equipment & Services — 0.8%
PG Investment Co. 59 SARL, Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 3/26/31	$272	$271,987
		$271,987
Financial Services — 6.7%
CPI Holdco B LLC, Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$1,019	$1,012,977
NCR Atleos LLC, Term Loan, 6.686%, (3 mo. USD Term SOFR + 3.00%), 4/16/29	281	281,305
Planet U.S. Buyer LLC, Term Loan, 6.673%, (3 mo. USD Term SOFR + 3.00%), 2/7/31	393	393,615
Walker & Dunlop, Inc., Term Loan, 5.675%, (1 mo. USD Term SOFR + 2.00%), 3/14/32	149	148,686

2
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Financial Services (continued)
WEX, Inc.:
Term Loan, 5.418%, (1 mo. USD Term SOFR + 1.75%), 3/31/28	$367	$ 366,185
Term Loan, 5.418%, (1 mo. USD Term SOFR + 1.75%), 3/5/32	173	172,275
		$ 2,375,043
Food Products — 2.5%
Froneri Lux Finco SARL, Term Loan, 5.877%, (6 mo. USD Term SOFR + 2.25%), 9/30/31	$586	$ 575,627
Monogram Food Solutions LLC, Term Loan, 7.782%, (1 mo. USD Term SOFR + 4.00%), 8/28/28	96	95,989
Nomad Foods Europe Midco Ltd., Term Loan, 6.276%, (6 mo. USD Term SOFR + 2.50%), 10/28/32	218	213,778
		$885,394
Health Care Equipment & Supplies — 2.3%
Medline Borrower LP, Term Loan, 5.418%, (1 mo. USD Term SOFR + 1.75%), 10/23/30	$792	$794,172
		$794,172
Health Care Providers & Services — 6.9%
AEA International Holdings (Lux) SARL, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 9/7/28	$323	$322,557
CNT Holdings I Corp., Term Loan, 6.167%, (3 mo. USD Term SOFR + 2.50%), 11/8/32	490	490,393
MED ParentCo LP, Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 4/15/31	199	198,660
Pacific Dental Services LLC, Term Loan, 6.175%, (1 mo. USD Term SOFR + 2.50%), 3/15/31	564	565,167
Radnet Management, Inc., Term Loan, 5.923%, (3 mo. USD Term SOFR + 2.25%), 4/18/31	123	123,162
Select Medical Corp., Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 12/3/31	197	196,513
Surgery Center Holdings, Inc., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 12/19/30	539	539,895
		$2,436,347
Health Care Technology — 1.4%
Imprivata, Inc., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 12/1/27	$359	$356,578
PointClickCare Technologies, Inc., Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 11/3/31	124	123,251
		$479,829
Hotels, Restaurants & Leisure — 1.4%
IRB Holding Corp., Term Loan, 6.176%, (1 mo. USD Term SOFR + 2.50%), 12/16/30	$355	$354,314
Borrower/Description	Principal Amount (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
Turquoise Topco Ltd., Term Loan, 3.886%, (3 mo. USD Term SOFR + 0.19%), 12/30/32	$150	$ 145,688
		$ 500,002
Household Durables — 2.3%
Libbey Glass, Inc., Term Loan, 10.321%, (3 mo. USD Term SOFR + 6.50%), 11/22/27	$332	$ 317,437
Serta Simmons Bedding LLC:
Term Loan, 11.284%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	24	22,489
Term Loan, 11.314%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	220	207,146
Somnigroup International, Inc., Term Loan, 5.88%, (1 mo. USD Term SOFR + 2.25%), 10/24/31	269	270,636
		$817,708
Insurance — 9.9%
Alliant Holdings Intermediate LLC, Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 9/19/31	$787	$782,236
AmWINS Group, Inc., Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 1/30/32	716	711,680
HUB International Ltd., Term Loan, 5.92%, (3 mo. USD Term SOFR + 2.25%), 6/20/30	1,490	1,487,927
IMA Financial Group, Inc., Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 11/1/28	90	89,494
USI, Inc., Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	416	415,813
		$3,487,150
Interactive Media & Services — 0.8%
Aragorn Parent Corp., Term Loan, 7.168%, (1 mo. USD Term SOFR + 3.50%), 12/15/28	$281	$282,042
		$282,042
IT Services — 2.5%
Asurion LLC, Term Loan, 7.918%, (1 mo. USD Term SOFR + 4.25%), 9/19/30	$217	$215,479
Sedgwick Claims Management Services, Inc., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	686	674,074
		$889,553
Leisure Products — 1.5%
Hayward Industries, Inc., Term Loan, 6.282%, (1 mo. USD Term SOFR + 2.50%), 5/30/28	$200	$200,154
Recess Holdings, Inc., Term Loan, 7.418%, (3 mo. USD Term SOFR + 3.75%), 2/20/30	341	342,169
		$542,323

3
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Machinery — 9.9%
AI Aqua Merger Sub, Inc., Term Loan, 6.161% - 6.414%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/31/28	$335	$ 335,116
Apex Tool Group LLC, Term Loan, 9.668%, (1 mo. USD Term SOFR + 6.00%), 4/8/31	7	2,877
CPM Holdings, Inc., Term Loan, 8.168%, (1 mo. USD Term SOFR + 4.50%), 9/28/28	198	198,682
Crown Equipment Corp., Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 10/10/31	223	223,214
Engineered Machinery Holdings, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 11/26/32	519	521,365
Filtration Group Corp., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 10/21/28	413	413,456
Madison IAQ LLC, Term Loan, 6.128%, (6 mo. USD Term SOFR + 2.50%), 6/21/28	715	716,060
Terex Corp., Term Loan, 5.418%, (1 mo. USD Term SOFR + 1.75%), 10/8/31	470	471,583
TK Elevator Midco GmbH, Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	628	630,205
		$3,512,558
Media — 2.9%
ABG Intermediate Holdings 2 LLC, Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 2/13/32	$124	$123,344
Charter Communications Operating LLC, Term Loan, 5.911%, (3 mo. USD Term SOFR + 2.25%), 12/15/31	622	622,838
Fleet Midco I Ltd., Term Loan, 6.419%, (3 mo. USD Term SOFR + 2.75%), 2/21/31	270	270,825
		$1,017,007
Metals/Mining — 0.8%
WireCo WorldGroup, Inc., Term Loan, 7.419%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	$276	$276,100
		$276,100
Pharmaceuticals — 3.3%
Jazz Financing Lux SARL, Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 5/5/28	$1,145	$1,151,094
		$1,151,094
Professional Services — 0.9%
CohnReznick LLP:
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 3/31/32	$141	$137,211
Term Loan, 3/31/32(6)	8	7,962
Neptune Bidco U.S., Inc., Term Loan, 8.76%, (3 mo. USD Term SOFR + 5.00%), 2/3/33	192	183,333
		$328,506
Borrower/Description	Principal Amount (000's omitted)	Value
Real Estate Management & Development — 1.4%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 1/31/30	$93	$ 93,743
Greystar Real Estate Partners LLC, Term Loan, 6.173%, (3 mo. USD Term SOFR + 2.50%), 8/21/30	386	387,086
		$ 480,829
Semiconductors & Semiconductor Equipment — 0.0%†
Bright Bidco BV, Term Loan, 0.00%, 10/31/27(7)	$34	$ 12,942
		$ 12,942
Software — 1.9%
Epicor Software Corp., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	$504	$ 494,840
Proofpoint, Inc., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 8/31/28	173	167,942
		$662,782
Trading Companies & Distributors — 2.5%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 5.425%, (1 mo. USD Term SOFR + 1.75%), 6/24/30	$380	$381,179
Core & Main LP, Term Loan, 5.676%, (1 mo. USD Term SOFR + 2.00%), 7/27/28	416	417,127
Paint Intermediate III LLC, Term Loan, 6.673%, (3 mo. USD Term SOFR + 3.00%), 10/9/31	99	98,753
		$897,059
Transportation Infrastructure — 1.0%
KKR Apple Bidco LLC, Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	$361	$361,833
		$361,833
Total Senior Floating Rate Loans (identified cost $32,764,933)		$32,483,744

4
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 1.0%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(8)	379,874	$ 379,874
Total Short-Term Investments (identified cost $379,874)		$ 379,874
Total Investments — 98.0% (identified cost $35,264,038)		$34,671,718
Less Unfunded Loan Commitments — (0.1)%		$ (20,507)

Net Investments — 97.9% (identified cost $35,243,531)	$34,651,211

Other Assets, Less Liabilities — 2.1%	$ 710,200
Net Assets — 100.0%	$35,361,411

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $1,466,229 or 4.1% of the Fund's net assets.
(5)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(6)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At March 31, 2026, the total value of unfunded loan commitments is $20,308. See Note 1E for description.
(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(8)	May be deemed to be an affiliated investment company (see Note 6). The rate shown is the annualized seven-day yield as of March 31, 2026.

Abbreviations:
SOFR	– Secured Overnight Financing Rate

5
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited)

March 31, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $34,863,657)	$34,271,337
Investments in securities of affiliated issuers, at value (identified cost $379,874)	379,874
Cash	212,338
Receivable for investments sold	1,002,505
Receivable for capital shares sold	3,278
Interest receivable	165,177
Dividends receivable - affiliated	16,215
Receivable from affiliates	4,616
Trustees' deferred compensation plan	2,819
Prepaid upfront fees on note payable	1,033
Prepaid expenses	5,379
Total assets	$36,064,571
Liabilities
Payable for investments purchased	$500,625
Payable for capital shares redeemed	77,656
Distributions payable	3,748
Payable to affiliates:
Investment advisory fee	15,509
Administrative fee	4,051
Distribution and service fees	946
Sub-transfer agency fee	682
Trustees' deferred compensation plan	2,819
Accrued expenses	97,124
Total liabilities	$703,160
Commitments and contingencies (Note 9)
Net Assets	$35,361,411
Sources of Net Assets
Paid-in capital	$48,337,158
Accumulated loss	(12,975,747)
Net Assets	$35,361,411
Class A Shares
Net Assets	$4,400,113
Shares Outstanding	514,125
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.56
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.85
Class I Shares
Net Assets	$15,110,381
Shares Outstanding	1,767,317
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.55
Class R6 Shares
Net Assets	$15,850,917
Shares Outstanding	1,854,000
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.55

On sales of $100,000 or more, the offering price of Class A shares is reduced.
6
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2026
Investment Income
Dividend income - affiliated issuers	$124,831
Interest income	1,471,387
Total investment income	$1,596,218
Expenses
Investment advisory fee	$120,600
Administrative fee	25,186
Distribution and service fees:
Class A	5,768
Trustees' fees and expenses	1,369
Custodian fees	3,840
Transfer agency fees and expenses	14,043
Accounting fees	6,393
Professional fees	26,838
Registration fees	24,184
Reports to shareholders	6,295
Interest expense and fees	246,641
Miscellaneous	10,827
Total expenses	$491,984
Waiver and/or reimbursement of expenses by affiliates	$(85,842)
Net expenses	$406,142
Net investment income	$1,190,076
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(1,710,017)
Net realized loss	$(1,710,017)
Change in unrealized appreciation (depreciation):
Investment securities	$812,342
Net change in unrealized appreciation (depreciation)	$812,342
Net realized and unrealized loss	$(897,675)
Net increase in net assets from operations	$292,401
7
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,190,076	$5,426,037
Net realized loss	(1,710,017)	(2,710,668)
Net change in unrealized appreciation (depreciation)	812,342	149,986
Net increase in net assets from operations	$292,401	$2,865,355
Distributions to shareholders:
Class A	$(125,883)	$(495,718)
Class I	(579,587)	(2,259,288)
Class R6	(484,473)	(2,678,831)
Total distributions to shareholders	$(1,189,943)	$(5,433,837)
Capital share transactions:
Class A	$(366,463)	$(2,200,726)
Class I	(6,884,347)	(12,770,688)
Class R6	(824,181)	(32,945,940)
Net decrease in net assets from capital share transactions	$(8,074,991)	$(47,917,354)
Net decrease in net assets	$(8,972,533)	$(50,485,836)
Net Assets
At beginning of period	$44,333,944	$94,819,780
At end of period	$35,361,411	$44,333,944
8
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2026
Statement of Cash Flows (Unaudited)

Six Months Ended
March 31, 2026
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 292,401
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(8,390,230)
Investments sold and principal repayments	24,102,134
Decrease in short-term investments, net	7,494,967
Net amortization/accretion of premium (discount)	(7,519)
Amortization of prepaid upfront fees on note payable	9,843
Decrease in interest receivable	102,618
Decrease in dividends receivable - affiliated	7,823
Decrease in receivable from affiliates	14,343
Increase in prepaid expenses	(2,495)
Decrease in Trustees' deferred compensation plan	878
Decrease in payable to affiliate for investment advisory fee	(7,363)
Decrease in payable to affiliate for administrative fee	(394)
Decrease in payable to affiliate for distribution and service fees	(89)
Increase in payable to affiliate for sub-transfer agency fee	56
Decrease in payable to affiliate for Trustees' deferred compensation plan	(878)
Decrease in accrued expenses	(75,510)
Decrease in unfunded loan commitments	(55,019)
Net change in unrealized (appreciation) depreciation on investments	(812,342)
Net realized loss from investments	1,710,017
Net cash provided by operating activities	$24,383,241
Cash Flows From Financing Activities
Cash distributions paid to shareholders	$ (23,327)
Proceeds from capital shares sold	1,289,623
Capital shares redeemed	(10,623,027)
Prepaid upfront fees on note payable	(1,644)
Repayments of note payable	(15,000,000)
Net cash used in financing activities	$(24,358,375)
Net increase in cash	$ 24,866
Cash at beginning of year	$ 187,472
Cash at end of year	$ 212,338
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$ 1,167,212
Cash paid for interest and fees on borrowings	303,550
9
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2026
Financial Highlights

	Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.75	$8.96	$8.93	$8.60	$9.51	$9.23
Income (Loss) From Operations
Net investment income(1)	$0.24	$0.64	$0.78	$0.75	$0.43	$0.35
Net realized and unrealized gain (loss)	(0.19)	(0.21)	0.03	0.33	(0.93)	0.29
Total income (loss) from operations	$0.05	$0.43	$0.81	$1.08	$(0.50)	$0.64
Less Distributions
From net investment income	$(0.24)	$(0.64)	$(0.78)	$(0.75)	$(0.41)	$(0.36)
Total distributions	$(0.24)	$(0.64)	$(0.78)	$(0.75)	$(0.41)	$(0.36)
Net asset value — End of period	$8.56	$8.75	$8.96	$8.93	$8.60	$9.51
Total Return(2)	0.52%(3)	4.91%	9.43%	13.01%	(5.37)%	6.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,400	$4,866	$7,242	$8,656	$7,809	$3,453
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	2.61%(6)	3.21%	2.85%	3.08%	1.95%	1.51%
Net expenses(5)	2.16%(6)(7)	2.85%(7)	2.58%(7)	2.81%(7)	1.73%(7)	1.32%
Net investment income	5.45%(6)	7.20%	8.73%	8.47%	4.72%	3.73%
Portfolio Turnover	19%(3)	19%	30%	14%	30%	37%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes interest expense and fees of 1.15%, 1.80%, 1.57%, 1.76%, 0.70% and 0.31% for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023, 2022 and 2021, respectively.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.02% of average daily net assets for the six months ended March 31, 2026, less than 0.01% of average daily net assets for the years ended September 30, 2025, 2024 and 2023 and less than 0.005% of average daily net assets for the year ended September 30, 2022).
10
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.74	$8.95	$8.92	$8.59	$9.50	$9.22
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.66	$0.80	$0.76	$0.43	$0.37
Net realized and unrealized gain (loss)	(0.19)	(0.21)	0.03	0.34	(0.90)	0.29
Total income (loss) from operations	$0.06	$0.45	$0.83	$1.10	$(0.47)	$0.66
Less Distributions
From net investment income	$(0.25)	$(0.66)	$(0.80)	$(0.77)	$(0.44)	$(0.38)
Total distributions	$(0.25)	$(0.66)	$(0.80)	$(0.77)	$(0.44)	$(0.38)
Net asset value — End of period	$8.55	$8.74	$8.95	$8.92	$8.59	$9.50
Total Return(2)	0.64%(3)	5.16%	9.70%	13.29%	(5.14)%	7.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,110	$22,423	$36,126	$44,556	$55,164	$64,676
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	2.38%(6)	2.90%	2.59%	2.81%	1.58%	1.26%
Net expenses(5)	1.93%(6)(7)	2.56%(7)	2.32%(7)	2.55%(7)	1.36%(7)	1.07%
Net investment income	5.72%(6)	7.48%	8.97%	8.68%	4.69%	3.94%
Portfolio Turnover	19%(3)	19%	30%	14%	30%	37%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes interest expense and fees of 1.17%, 1.76%, 1.56%, 1.75%, 0.58% and 0.31% for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023, 2022 and 2021, respectively.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.02% of average daily net assets for the six months ended March 31, 2026, less than 0.01% of average daily net assets for the years ended September 30, 2025, 2024 and 2023 and less than 0.005% of average daily net assets for the year ended September 30, 2022).
11
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.74	$8.95	$8.92	$8.59	$9.50	$9.22
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.67	$0.80	$0.77	$0.42	$0.38
Net realized and unrealized gain (loss)	(0.19)	(0.22)	0.03	0.33	(0.89)	0.28
Total income (loss) from operations	$0.06	$0.45	$0.83	$1.10	$(0.47)	$0.66
Less Distributions
From net investment income	$(0.25)	$(0.66)	$(0.80)	$(0.77)	$(0.44)	$(0.38)
Total distributions	$(0.25)	$(0.66)	$(0.80)	$(0.77)	$(0.44)	$(0.38)
Net asset value — End of period	$8.55	$8.74	$8.95	$8.92	$8.59	$9.50
Total Return(2)	0.64%(3)	5.14%	9.71%	13.29%	(5.15)%	7.26%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,851	$17,045	$51,452	$28,730	$32,233	$57,343
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	2.23%(6)	2.72%	2.45%	2.74%	1.43%	1.19%
Net expenses(5)	1.89%(6)(7)	2.50%(7)	2.28%(7)	2.56%(7)	1.32%(7)	1.08%
Net investment income	5.69%(6)	7.57%	8.90%	8.72%	4.59%	3.99%
Portfolio Turnover	19%(3)	19%	30%	14%	30%	37%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes interest expense and fees of 1.13%, 1.70%, 1.52%, 1.76%, 0.54% and 0.32% for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023, 2022 and 2021, respectively.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.02% of average daily net assets for the six months ended March 31, 2026, less than 0.01% of average daily net assets for the years ended September 30, 2025, 2024 and 2023 and less than 0.005% of average daily net assets for the year ended September 30, 2022).
12
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Floating-Rate Advantage Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide a high level of current income. The Fund invests primarily in senior floating-rate loans of domestic and foreign borrowers.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
13

Calvert
Floating-Rate Advantage Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$1,283	$144,382	$149,794	$295,459
Corporate Bonds	—	1,466,229	—	1,466,229
Preferred Stocks	—	46,136	276	46,412
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	32,300,081	163,156	32,463,237
Short-Term Investments	379,874	—	—	379,874
Total Investments	$381,157	$33,956,828	$313,226	$34,651,211

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2026 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Senior Floating Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E  Unfunded Loan Commitments— The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The commitments, if any, are disclosed in the accompanying Schedule of Investments. At March 31, 2026, the Fund had sufficient cash and/or securities to cover these commitments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
14

Calvert
Floating-Rate Advantage Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

H  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
K  Interim Financial Statements— The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily gross assets as follows and is payable monthly:
Average Daily Gross Assets	Annual Fee Rate
Up to and including $1 billion	0.480%
In excess of $1 billion	0.430%
Gross assets of the Fund are calculated by deducting all liabilities of the Fund except the principal amount of any indebtedness for money borrowed by the Fund. For the six months ended March 31, 2026, the investment advisory fee amounted to $120,600 or 0.58% (annualized) of the Fund’s average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2026, the investment advisory fee paid was reduced by $4,772 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse certain of the Fund’s operating expenses (excluding investment advisory, administrative and distribution and service fees) in excess of 0.06% annually for each of Class A, Class I and Class R6 of such class's average daily net assets. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2027. For the six months ended March 31, 2026, CRM waived and/or reimbursed expenses of $81,070.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2026, CRM was paid administrative fees of $25,186.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2026 amounted to $5,768 for Class A shares.
15

Calvert
Floating-Rate Advantage Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The Fund was informed that EVD received less than $100 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2026. The Fund was also informed that EVD received no contingent deferred sales charges paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $1,116 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2026, the cost of purchases and proceeds from sales of investments, other than short-term securities and including paydowns and principal repayments on senior floating rate loans, were $8,009,102 and $24,786,790, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $10,667,894 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2025, $2,090,512 are short-term and $8,577,382 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$35,247,756
Gross unrealized appreciation	$41,328
Gross unrealized depreciation	(637,873)
Net unrealized depreciation	$(596,545)
5  Credit Agreement
The Fund has entered into a committed, senior secured 364-day revolving line of credit agreement, as amended (the Agreement) with a bank to borrow up to a limit of $15 million ($45 million prior to March 10, 2026). Borrowings under the Agreement are secured by the assets of the Fund. The Fund is required to maintain a certain borrowing base while borrowings are outstanding. Borrowings may be made for general business purposes, including the purchase of investment securities and temporary or emergency purposes.
Interest on advances under the Agreement is calculated at a rate per annum equal to the Fund's option of (a) Term SOFR (subject to a 0% floor) plus a Term SOFR adjustment of 0.10% plus a 0.90% margin (the “SOFR Rate”) and (b) Federal Funds Effective Rate plus 0.90% (which cannot be lower than the SOFR Rate). Term SOFR is defined as the secured overnight financing rate as administered by the Federal Reserve Bank of New York for a 1-month tenor. Under the terms of the Agreement, the Fund pays a facility fee of 0.15% per annum on the commitment amount.
In connection with the amendment of the Agreement on March 10, 2026, the Fund paid upfront fees of $1,644, which are being amortized to interest expense through May 29, 2026. The unamortized balance at March 31, 2026 is approximately $1,000 and is included in “prepaid upfront fees on note payable” on the Statement of Assets and Liabilities. At March 31, 2026, the Fund had no borrowings outstanding under the Agreement. For the six months ended March 31, 2026, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $8,203,297 and 4.90%, respectively.
16

Calvert
Floating-Rate Advantage Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

6  Affiliated Investments
At March 31, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $379,874, which represents 1.0% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$7,874,841	$17,285,295	$(24,780,262)	$ —	$ —	$379,874	$124,831	379,874
7  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	13,373	$115,986	170,864	$1,520,628
Reinvestment of distributions	12,482	108,056	47,644	421,628
Shares redeemed	(68,040)	(590,505)	(470,373)	(4,142,982)
Net decrease	(42,185)	$(366,463)	(251,865)	$(2,200,726)
Class I
Shares sold	135,228	$1,174,187	1,015,317	$9,029,405
Reinvestment of distributions	66,449	574,683	253,435	2,243,677
Shares redeemed	(1,000,691)	(8,633,217)	(2,739,638)	(24,043,770)
Net decrease	(799,014)	$(6,884,347)	(1,470,886)	$(12,770,688)
Class R6
Shares sold	260	$2,237	781,599	$7,011,229
Reinvestment of distributions	56,031	484,473	158,171	1,399,819
Shares redeemed	(152,936)	(1,310,891)	(4,739,646)	(41,356,988)
Net decrease	(96,645)	$(824,181)	(3,799,876)	$(32,945,940)
8  Risks and Uncertainties
Credit Risk
The Fund invests primarily in below investment grade senior floating rate loans, which have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value.
17

Calvert
Floating-Rate Advantage Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

9  Commitments and Contingencies
In connection with the Serta Chapter 11 bankruptcy proceeding, on December 31, 2024, the U.S. Fifth Circuit Court of Appeals reversed a bankruptcy court’s ruling that held permissible an “uptier” agreement (the “2020 Agreement”) entered into by Serta with certain participating lenders, including the Fund. The 2020 Agreement had the effect of subordinating the existing debt of certain non-participating lenders to that of the participating lenders. The non-participating lenders brought claims for breach of contract, arguing that the participating lenders had breached an earlier agreement by entering into the 2020 Agreement. The appellate court found that the bankruptcy court had erred in determining that the 2020 Agreement was permitted by the terms of the earlier agreement and remanded the breach of contract claims for further consideration by the bankruptcy court. The appellate court further held that indemnification of the participating lenders in the 2020 Agreement was impermissible under the U.S. Bankruptcy Code.
A request by the Fund and the other participating lenders for a rehearing of this matter before the Fifth Circuit en banc was denied. A bench trial took place on the breach of contract claim in March 2026, and the Court is expected to rule by July 2026. At this time, the Fund cannot reliably predict the outcome of these proceedings or the effect, if any, on the Fund’s net asset value.
10  Subsequent Event – Fund Liquidation
In April 2026, the Fund’s Trustees approved the liquidation of the Fund. Effective as of the close of business on June 15, 2026, shares of the Fund will no longer be available for purchase or exchange. All of the Fund’s outstanding shares are expected to be redeemed and the Fund liquidated on or about June 25, 2026.
18

CFOAX-NCSR 3.31.26

Calvert
Global Equity Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Calvert
Global Equity Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Global Equity Fund
March 31, 2026
Schedule of Investments (Unaudited)

Common Stocks — 101.9%

Security	Shares	Value
Australia — 1.6%
CSL Ltd.	1,660	$ 163,043
		$ 163,043
France — 10.3%
BNP Paribas SA	2,454	$ 233,777
L'Oreal SA	556	227,010
LVMH Moet Hennessy Louis Vuitton SE	405	221,393
Safran SA	583	190,775
Schneider Electric SE	570	155,257
		$1,028,212
Hong Kong — 2.6%
AIA Group Ltd.	23,427	$260,305
		$260,305
India — 1.3%
HDFC Bank Ltd. ADR	5,264	$130,968
		$130,968
Japan — 3.4%
Keyence Corp.	559	$198,952
Recruit Holdings Co. Ltd.	3,351	146,003
		$344,955
Netherlands — 3.8%
ASML Holding NV	201	$267,281
IMCD NV	1,035	108,309
		$375,590
Singapore — 1.9%
DBS Group Holdings Ltd.	4,353	$193,709
		$193,709
Switzerland — 6.7%
Nestle SA	3,522	$345,476
Sika AG	1,049	173,629
Straumann Holding AG	1,436	150,239
		$669,344
Taiwan — 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	542	$183,169
		$183,169
United Kingdom — 11.5%
AstraZeneca PLC	1,211	$236,799
Compass Group PLC	9,564	266,844
Intertek Group PLC	2,600	126,513
London Stock Exchange Group PLC	896	105,807
Reckitt Benckiser Group PLC	3,243	218,060
Security	Shares	Value
United Kingdom (continued)
RELX PLC	6,019	$ 197,197
		$ 1,151,220
United States — 57.0%
Alphabet, Inc., Class A	2,019	$ 580,583
Amazon.com, Inc.(1)	2,538	528,589
American International Group, Inc.	2,715	204,304
AMETEK, Inc.	1,180	252,945
Aramark	3,114	126,241
CDW Corp.	1,062	128,523
Charles Schwab Corp.	2,145	201,587
Danaher Corp.	1,211	229,606
IDEX Corp.	1,267	240,160
Intuit, Inc.	328	141,821
Intuitive Surgical, Inc.(1)	304	140,141
JPMorgan Chase & Co.	811	238,564
Marriott International, Inc., Class A	754	246,611
Microsoft Corp.	1,534	567,841
NextEra Energy, Inc.	2,845	264,243
NVIDIA Corp.	2,826	492,854
TJX Cos., Inc.	1,231	196,591
U.S. Foods Holding Corp.(1)	2,536	233,844
Visa, Inc., Class A	878	265,367
Walt Disney Co.	2,039	196,519
Zoetis, Inc.	1,930	228,145
		$5,705,079
Total Common Stocks (identified cost $7,920,294)		$10,205,594

Short-Term Investments — 0.1%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(2)	8,221	$ 8,221
Total Short-Term Investments (identified cost $8,221)		$ 8,221

Total Investments — 102.0% (identified cost $7,928,515)	$10,213,815
Other Assets, Less Liabilities — (2.0)%	$ (201,804)
Net Assets — 100.0%	$10,012,011

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2026.

1
See Notes to Financial Statements.

Calvert
Global Equity Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

At March 31, 2026, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	19.8%
Financials	18.3
Consumer Discretionary	15.8
Industrials	14.2
Health Care	11.5
Consumer Staples	10.2
Communication Services	7.8
Utilities	2.6
Materials	1.7
Total	101.9%

Abbreviations:
ADR	– American Depositary Receipt
2
See Notes to Financial Statements.

Calvert
Global Equity Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited)

March 31, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $7,920,294)	$10,205,594
Investments in securities of affiliated issuers, at value (identified cost $8,221)	8,221
Receivable for capital shares sold	125
Dividends receivable	4,249
Dividends receivable - affiliated	1,516
Securities lending income receivable	5
Tax reclaims receivable	20,073
Receivable from affiliates	13,881
Trustees' deferred compensation plan	37
Other assets	394
Total assets	$10,254,095
Liabilities
Payable for capital shares redeemed	$190,599
Payable to affiliates:
Investment advisory fee	5,950
Administrative fee	1,061
Distribution and service fees	142
Sub-transfer agency fee	283
Trustees' deferred compensation plan	37
Payable for professional fees	21,860
Accrued expenses	22,152
Total liabilities	$242,084
Net Assets	$10,012,011
Sources of Net Assets
Paid-in capital	$7,027,661
Distributable earnings	2,984,350
Net Assets	$10,012,011
Class A Shares
Net Assets	$656,489
Shares Outstanding	39,081
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.80
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$17.73
Class I Shares
Net Assets	$9,355,522
Shares Outstanding	557,585
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.78

On sales of $50,000 or more, the offering price of Class A shares is reduced.
3
See Notes to Financial Statements.

Calvert
Global Equity Fund
March 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $1,245)	$54,721
Dividend income - affiliated issuers	3,389
Securities lending income, net	20
Total investment income	$58,130
Expenses
Investment advisory fee	$35,797
Administrative fee	6,317
Distribution and service fees:
Class A	742
Trustees' fees and expenses	295
Custodian fees	4,900
Transfer agency fees and expenses	2,056
Accounting fees	2,912
Professional fees	24,466
Registration fees	15,444
Reports to shareholders	4,472
Miscellaneous	5,492
Total expenses	$102,893
Waiver and/or reimbursement of expenses by affiliates	$(55,369)
Net expenses	$47,524
Net investment income	$10,606
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$733,665
Foreign currency transactions	450
Net realized gain	$734,115
Change in unrealized appreciation (depreciation):
Investment securities	$(833,595)
Foreign currency	(183)
Net change in unrealized appreciation (depreciation)	$(833,778)
Net realized and unrealized loss	$(99,663)
Net decrease in net assets from operations	$(89,057)
4
See Notes to Financial Statements.

Calvert
Global Equity Fund
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$10,606	$44,079
Net realized gain	734,115	961,246
Net change in unrealized appreciation (depreciation)	(833,778)	(218,405)
Net increase (decrease) in net assets from operations	$(89,057)	$786,920
Distributions to shareholders:
Class A	$(53,431)	$(3,548)
Class I	(893,967)	(379,441)
Total distributions to shareholders	$(947,398)	$(382,989)
Capital share transactions:
Class A	$225,367	$370,768
Class I	518,168	(1,672,595)
Net increase (decrease) in net assets from capital share transactions	$743,535	$(1,301,827)
Net decrease in net assets	$(292,920)	$(897,896)
Net Assets
At beginning of period	$10,304,931	$11,202,827
At end of period	$10,012,011	$10,304,931
5
See Notes to Financial Statements.

Calvert
Global Equity Fund
March 31, 2026
Financial Highlights

	Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,		Ten Months Ended September 30, 2023	Period Ended November 30, 2022(1)
		2025	2024
Net asset value — Beginning of period	$18.57	$17.79	$14.33	$14.00	$17.46
Income (Loss) From Operations
Net investment income(2)	$0.00(3)	$0.08	$0.14	$0.04	$0.04
Net realized and unrealized gain (loss)	(0.06)	1.35	3.62	0.52	(1.98)
Total income (loss) from operations	$(0.06)	$1.43	$3.76	$0.56	$(1.94)
Less Distributions
From net investment income	$(0.03)	$(0.03)	$(0.03)	$(0.04)	$(0.08)
From net realized gain	(1.68)	(0.62)	(0.27)	(0.19)	(1.44)
Total distributions	$(1.71)	$(0.65)	$(0.30)	$(0.23)	$(1.52)
Net asset value — End of period	$16.80	$18.57	$17.79	$14.33	$14.00
Total Return(4)	(0.92)%(5)	8.44%	26.45%	4.12%(5)	(12.48)%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$656	$498	$88	$31	$17
Ratios (as a percentage of average daily net assets):(6)
Total expenses	2.19%(7)	2.21%(8)	2.51%	2.46%(7)(8)	2.91%(7)
Net expenses	1.14%(7)(9)	1.14%(8)(9)	1.14%(9)	1.21%(7)(8)(9)	1.20%(7)(9)
Net investment income	0.02%(7)	0.44%	0.86%	0.26%(7)	0.31%(7)
Portfolio Turnover	16%(5)	43%	28%	30%(5)	29%(10)

(1)	For the period from the commencement of operations, December 14, 2021, to November 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes interest expense of less than 0.005% and 0.01% of average daily net assets for the year ended September 30, 2025 and the ten months ended September 30, 2023, respectively.
(9)	Includes a reduction by the investment adviser of a portion of its advisory fee or its advisory and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026, the years ended September 30, 2025, 2024, the ten months ended September 30, 2023 and the period ended November 30, 2022).
(10)	For the year ended November 30, 2022.
Financial information from December 1, 2021 through the close of business on September 15, 2023 is for the Eaton Vance Focused Global Opportunities Fund, which was reorganized into the Calvert Global Equity Fund as of the close of business on September 15, 2023. The Eaton Vance Focused Global Opportunities Fund had a fiscal year-end of November 30.
6
See Notes to Financial Statements.

Calvert
Global Equity Fund
March 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,		Ten Months Ended September 30, 2023	Year Ended November 30,
		2025	2024		2022	2021	2020
Net asset value — Beginning of period	$18.55	$17.81	$14.33	$13.99	$17.25	$13.78	$12.42
Income (Loss) From Operations
Net investment income(1)	$0.02	$0.08	$0.09	$0.06	$0.08	$0.03	$0.07
Net realized and unrealized gain (loss)	(0.05)	1.39	3.71	0.53	(1.82)	3.49	1.42
Total income (loss) from operations	$(0.03)	$1.47	$3.80	$0.59	$(1.74)	$3.52	$1.49
Less Distributions
From net investment income	$(0.06)	$(0.11)	$(0.05)	$(0.06)	$(0.08)	$(0.05)	$(0.13)
From net realized gain	(1.68)	(0.62)	(0.27)	(0.19)	(1.44)	—	—
Total distributions	$(1.74)	$(0.73)	$(0.32)	$(0.25)	$(1.52)	$(0.05)	$(0.13)
Net asset value — End of period	$16.78	$18.55	$17.81	$14.33	$13.99	$17.25	$13.78
Total Return(2)	(0.77)%(3)	8.66%	26.81%	4.38%(3)	(11.48)%	25.62%	12.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,356	$9,807	$11,115	$7,499	$9,832	$8,302	$5,801
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.94%(5)	1.98%(6)	2.27%	2.20%(5)(6)	2.66%	2.32%	2.90%
Net expenses	0.89%(5)(7)	0.90%(6)(7)	0.89%(7)	0.96%(5)(6)(7)	0.95%(7)	0.95%	0.95%
Net investment income	0.21%(5)	0.44%	0.56%	0.52%(5)	0.58%	0.18%	0.55%
Portfolio Turnover	16%(3)	43%	28%	30%(3)	29%	57%	54%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.01% of average daily net assets for the year ended September 30, 2025 and the ten months ended September 30, 2023.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee or its advisory and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026, the years ended September 30, 2025, 2024, the ten months ended September 30, 2023 and the year ended November 30, 2022).
Financial information from December 1, 2019 through the close of business on September 15, 2023 is for the Eaton Vance Focused Global Opportunities Fund, which was reorganized into the Calvert Global Equity Fund as of the close of business on September 15, 2023. The Eaton Vance Focused Global Opportunities Fund had a fiscal year-end of November 30.
7
See Notes to Financial Statements.

Calvert
Global Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Global Equity Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek long-term capital appreciation.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities.  Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
8

Calvert
Global Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$163,043	$ —	$163,043
France	—	1,028,212	—	1,028,212
Hong Kong	—	260,305	—	260,305
India	130,968	—	—	130,968
Japan	—	344,955	—	344,955
Netherlands	—	375,590	—	375,590
Singapore	—	193,709	—	193,709
Switzerland	—	669,344	—	669,344
Taiwan	183,169	—	—	183,169
United Kingdom	—	1,151,220	—	1,151,220
United States	5,705,079	—	—	5,705,079
Total Common Stocks	$6,019,216	$4,186,378(1)	$ —	$10,205,594
Short-Term Investments	$8,221	$ —	$ —	$8,221
Total Investments	$6,027,437	$4,186,378	$ —	$10,213,815

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service
9

Calvert
Global Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.680%
$500 million but less than $1 billion	0.655%
$1 billion but less than $2.5 billion	0.630%
$2.5 billion but less than $5 billion	0.610%
$5 billion and over	0.595%
For the six months ended March 31, 2026, the investment advisory fee amounted to $35,797 or 0.68% (annualized) of the Fund’s average daily net assets.
Pursuant to an investment sub-advisory agreement, CRM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. CRM pays EVAIL a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the
“Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of
Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2026, the investment advisory fee paid was reduced by $134 relating to the Fund’s investment in the Liquidity Fund.
CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.14% and 0.89% for Class A and Class I, respectively, of such class’s average daily net assets. This expense reimbursement will remain in effect for a five-year period from September 15, 2023. For the six months ended March 31, 2026, CRM and EVAIL waived and/or reimbursed expenses in total of $55,235.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I and is payable monthly. For the six months ended March 31, 2026, CRM was paid administrative fees of $6,317.
10

Calvert
Global Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2026 amounted to $742 for Class A shares.
The Fund was informed that EVD received $525 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2026. The Fund was also informed that EVD received no contingent deferred sales charges paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $464 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2026, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $1,727,195 and $1,710,047, respectively.
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$7,961,465
Gross unrealized appreciation	$2,819,592
Gross unrealized depreciation	(567,242)
Net unrealized appreciation	$2,252,350
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The Fund did not have any securities on loan at March 31, 2026.
11

Calvert
Global Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2026. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2026.
7  Affiliated Investments
At March 31, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $8,221, which represents 0.1% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$32,458	$1,588,633	$(1,612,870)	$ —	$ —	$8,221	$3,389	8,221
8  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	11,145	$206,064	21,886	$370,763
Reinvestment of distributions	2,975	53,430	211	3,548
Shares redeemed	(1,856)	(34,127)	(219)	(3,543)
Net increase	12,264	$225,367	21,878	$370,768
Class I
Shares sold	9,561	$174,027	23,404	$392,510
Reinvestment of distributions	49,859	893,968	22,613	379,441
Shares redeemed	(30,433)	(549,827)	(141,476)	(2,444,546)
Net increase (decrease)	28,987	$518,168	(95,459)	$(1,672,595)
At March 31, 2026, EVM owned 88.0% of the value of the outstanding shares of the Fund.
12

Calvert
Global Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
10  Subsequent Event
In March 2026, the Fund's Trustees approved the liquidation of the Fund. Effective as of the close of business on May 4, 2026, shares of the Fund were no longer available for purchase or exchange. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated at the close of business on May 11, 2026.
13

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CGLAX-NCSR 3.31.26

Calvert
Global Small-Cap Equity Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Calvert
Global Small-Cap Equity Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Global Small-Cap Equity Fund
March 31, 2026
Schedule of Investments (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Australia — 2.6%
CAR Group Ltd.(1)	5,151	$ 82,227
Evolution Mining Ltd.	8,806	79,296
IGO Ltd.(2)	8,947	49,950
Northern Star Resources Ltd.	4,632	67,334
Steadfast Group Ltd.	51,414	151,362
		$ 430,169
Belgium — 0.8%
KBC Ancora	1,639	$ 134,230
		$134,230
Bermuda — 0.9%
Hamilton Insurance Group Ltd., Class B	5,237	$156,220
		$156,220
Canada — 1.3%
Descartes Systems Group, Inc.(2)	2,192	$157,006
Lumine Group, Inc.(2)(3)	3,571	56,885
		$213,891
Germany — 3.4%
CTS Eventim AG & Co. KGaA	2,434	$142,561
Jenoptik AG	4,912	165,224
Pfisterer Holding SE(2)	1,678	136,224
Tkms AG& Co. KGaA(2)	1,299	119,816
		$563,825
Italy — 3.6%
FinecoBank Banca Fineco SpA	4,482	$99,719
Interpump Group SpA(1)	2,537	96,865
Moncler SpA	2,749	165,513
Recordati Industria Chimica e Farmaceutica SpA	2,484	142,230
Reply SpA	836	78,675
		$583,002
Japan — 10.5%
Allegro MicroSystems, Inc.(2)	3,763	$118,647
As One Corp.	12,293	173,075
Azbil Corp.	16,139	141,016
Chiba Bank Ltd.	9,442	122,223
Cosmos Pharmaceutical Corp.	2,772	119,263
Fuji Corp.	3,924	119,819
Hikari Tsushin, Inc.	358	91,079
Hoshino Resorts REIT, Inc.	117	179,582
Japan Exchange Group, Inc.	9,372	109,446
Makita Corp.	3,820	125,550
Relo Group, Inc.	26,453	318,994
USS Co. Ltd.	9,878	103,905
		$1,722,599
Security	Shares	Value
Luxembourg — 0.1%
APERAM SA	248	$ 9,905
		$ 9,905
Netherlands — 1.5%
BE Semiconductor Industries NV	406	$ 86,963
Euronext NV(4)	870	139,706
Topicus.com, Inc.(2)	423	27,957
		$ 254,626
Spain — 0.8%
Repsol SA	4,539	$127,766
		$127,766
Sweden — 1.3%
AddTech AB, Class B	3,348	$114,886
Boliden AB(2)	413	21,650
Thule Group AB(4)	3,577	78,103
		$214,639
Switzerland — 2.4%
Cicor Technologies Ltd.(2)	570	$84,713
Interroll Holding AG	59	109,168
Straumann Holding AG	1,099	114,981
VZ Holding AG	473	90,008
		$398,870
United Kingdom — 10.5%
Babcock International Group PLC	8,765	$136,073
Cerillion PLC	5,422	92,295
Cranswick PLC	1,886	130,692
Diploma PLC	2,682	214,136
DiscoverIE Group PLC	15,334	108,839
Games Workshop Group PLC	833	196,919
Royalty Pharma PLC, Class A	5,286	253,569
Savills PLC	12,623	138,083
Volution Group PLC	20,510	155,258
Wise PLC, Class A(2)	11,921	143,555
Zegona Communications PLC	6,901	151,836
		$1,721,255
United States — 59.1%
A.O. Smith Corp.	3,061	$201,842
Addus HomeCare Corp.(2)	1,053	98,614
Advanced Drainage Systems, Inc.	959	131,508
AppFolio, Inc., Class A(2)	277	43,716
AptarGroup, Inc.	1,324	166,851
Aramark	5,750	233,105
Atmus Filtration Technologies, Inc.	1,921	109,055
AZZ, Inc.	1,349	168,800
Badger Meter, Inc.	962	146,561
Balchem Corp.	1,068	181,005
Bentley Systems, Inc., Class B	2,919	102,515

1
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
Bio-Techne Corp.	1,886	$ 98,562
Bright Horizons Family Solutions, Inc.(2)	1,572	129,108
Burlington Stores, Inc.(2)	825	268,439
California Resources Corp.	1,533	106,114
CCC Intelligent Solutions Holdings, Inc.(2)	21,320	127,920
CDW Corp.	790	95,606
Cincinnati Financial Corp.	1,216	191,338
Citizens Financial Group, Inc.	1,881	112,804
Commerce Bancshares, Inc.	2,146	105,583
Community Financial System, Inc.	2,020	118,473
Core & Main, Inc., Class A(2)	4,017	198,440
CSW Industrials, Inc.	1,135	295,758
Cullen/Frost Bankers, Inc.	789	108,156
Diodes, Inc.(2)	2,608	178,022
Domino's Pizza, Inc.	343	123,065
Donaldson Co., Inc.	2,672	226,773
Dorman Products, Inc.(2)	2,164	225,835
EastGroup Properties, Inc.	767	141,964
EquipmentShare.com, Inc., Class A(2)	4,174	85,024
Equity LifeStyle Properties, Inc.	2,682	167,410
ESCO Technologies, Inc.	514	144,624
Essential Properties Realty Trust, Inc.	4,042	122,715
Euronet Worldwide, Inc.(2)	1,143	75,861
First American Financial Corp.	1,989	119,917
First Financial Bankshares, Inc.	2,234	65,791
Franklin Electric Co., Inc.	2,639	243,237
Graco, Inc.	2,586	218,905
Hayward Holdings, Inc.(2)	5,846	78,220
HeartFlow, Inc.(2)	1,674	40,728
Hexcel Corp.	1,601	129,569
Huntington Bancshares, Inc.	6,382	99,878
IDACORP, Inc.	744	106,370
Kinsale Capital Group, Inc.	305	104,206
Knife River Corp.(2)	1,209	98,715
Lamar Advertising Co., Class A	1,270	160,858
LPL Financial Holdings, Inc.	340	102,282
Lyft, Inc., Class A(2)	5,637	74,972
Manhattan Associates, Inc.(2)	605	80,538
Neurocrine Biosciences, Inc.(2)	1,391	183,250
NiSource, Inc.	2,196	102,465
Nordson Corp.	656	174,535
NVR, Inc.(2)	17	112,027
Old National Bancorp	7,967	176,071
ON Semiconductor Corp.(2)	2,094	129,661
Performance Food Group Co.(2)	2,845	243,703
Pool Corp.	201	40,668
Post Holdings, Inc.(2)	1,837	181,606
Progyny, Inc.(2)	2,324	39,462
Quaker Chemical Corp.	1,319	163,859
Ralliant Corp.	1,349	56,105
Rexford Industrial Realty, Inc.	2,786	91,186
Security	Shares	Value
United States (continued)
Ryan Specialty Holdings, Inc.	2,344	$ 79,087
SouthState Bank Corp.	2,335	216,034
Steven Madden Ltd.	3,906	132,492
Tradeweb Markets, Inc., Class A	1,501	176,608
Tyler Technologies, Inc.(2)	243	83,198
Valvoline, Inc.(2)	6,896	232,257
Webster Financial Corp.	758	52,620
White Mountains Insurance Group Ltd.	17	37,348
Wyndham Hotels & Resorts, Inc.	2,860	232,318
		$9,691,912
Total Common Stocks (identified cost $14,563,531)		$16,222,909

Short-Term Investments — 1.5%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(5)	241,940	$ 241,940
Total Short-Term Investments (identified cost $241,940)		$ 241,940

Total Investments — 100.3% (identified cost $14,805,471)	$16,464,849
Other Assets, Less Liabilities — (0.3)%	$ (55,669)
Net Assets — 100.0%	$16,409,180

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $175,261.
(2)	Non-income producing security.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of these securities is $56,885 or 0.3% of the Fund's net assets.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $217,809 or 1.3% of the Fund's net assets.
(5)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2026.

2
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

At March 31, 2026, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	24.4%
Financials	18.8
Consumer Discretionary	13.9
Information Technology	12.5
Real Estate	8.0
Health Care	7.0
Materials	5.1
Consumer Staples	4.1
Communication Services	2.3
Energy	1.4
Utilities	1.3
Total	98.8%
3
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited)

March 31, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $14,563,531) - including $175,261 of securities on loan	$16,222,909
Investments in securities of affiliated issuers, at value (identified cost $241,940)	241,940
Receivable for capital shares sold	341
Dividends receivable	32,493
Dividends receivable - affiliated	487
Securities lending income receivable	37
Tax reclaims receivable	15,097
Receivable from affiliates	17,388
Trustees' deferred compensation plan	85
Total assets	$16,530,777
Liabilities
Payable for capital shares redeemed	$44,265
Payable to affiliates:
Investment advisory fee	10,834
Administrative fee	1,737
Distribution and service fees	2,762
Sub-transfer agency fee	1,295
Trustees' deferred compensation plan	85
Payable for custodian fees	10,758
Payable for professional fees	24,853
Payable for registration fees	12,362
Accrued expenses	12,646
Total liabilities	$121,597
Net Assets	$16,409,180
Sources of Net Assets
Paid-in capital	$14,513,481
Distributable earnings	1,895,699
Net Assets	$16,409,180
Class A Shares
Net Assets	$11,200,947
Shares Outstanding	946,170
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.84
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$12.50
Class C Shares
Net Assets	$339,087
Shares Outstanding	46,679
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$7.26
4
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2026
Class I Shares
Net Assets	$4,869,146
Shares Outstanding	389,538
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.50

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $4,486)	$148,680
Dividend income - affiliated issuers	2,358
Securities lending income, net	568
Total investment income	$151,606
Expenses
Investment advisory fee	$71,266
Administrative fee	11,403
Distribution and service fees:
Class A	15,850
Class C	2,418
Trustees' fees and expenses	528
Custodian fees	11,564
Transfer agency fees and expenses	14,896
Accounting fees	4,450
Professional fees	25,810
Registration fees	21,742
Reports to shareholders	4,028
Miscellaneous	8,175
Total expenses	$192,130
Waiver and/or reimbursement of expenses by affiliates	$(72,848)
Net expenses	$119,282
Net investment income	$32,324
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$672,731
Foreign currency transactions	(241)
Net realized gain	$672,490
Change in unrealized appreciation (depreciation):
Investment securities	$(1,868,146)
Foreign currency	(233)
Net change in unrealized appreciation (depreciation)	$(1,868,379)
Net realized and unrealized loss	$(1,195,889)
Net decrease in net assets from operations	$(1,163,565)
6
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$32,324	$40,435
Net realized gain	672,490	2,540,240
Net change in unrealized appreciation (depreciation)	(1,868,379)	(2,939,039)
Net decrease in net assets from operations	$(1,163,565)	$(358,364)
Distributions to shareholders:
Class A	$(1,608,267)	$(784,938)
Class C	(94,599)	(63,274)
Class I	(741,824)	(437,509)
Total distributions to shareholders	$(2,444,690)	$(1,285,721)
Capital share transactions:
Class A	$(372,670)	$(1,320,247)
Class C	(139,102)	(273,825)
Class I	(428,893)	(1,769,522)
Net decrease in net assets from capital share transactions	$(940,665)	$(3,363,594)
Net decrease in net assets	$(4,548,920)	$(5,007,679)
Net Assets
At beginning of period	$20,958,100	$25,965,779
At end of period	$16,409,180	$20,958,100
7
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2026
Financial Highlights

	Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,		Eleven Months Ended September 30, 2023	Year Ended October 31,
		2025	2024		2022	2021	2020
Net asset value — Beginning of period	$14.45	$15.39	$12.63	$12.55	$18.82	$13.99	$14.05
Income (Loss) From Operations
Net investment income (loss)(1)	$0.02	$0.02	$0.02	$0.06	$0.01	$(0.01)	$0.00(2)
Net realized and unrealized gain (loss)	(0.87)	(0.18)	2.83	0.52	(3.70)	5.00	0.44
Total income (loss) from operations	$(0.85)	$(0.16)	$2.85	$0.58	$(3.69)	$4.99	$0.44
Less Distributions
From net investment income	$(0.25)	$(0.15)	$(0.09)	$(0.02)	$(0.03)	$(0.01)	$(0.07)
From net realized gain	(1.51)	(0.63)	—	(0.48)	(2.55)	(0.15)	(0.43)
Total distributions	$(1.76)	$(0.78)	$(0.09)	$(0.50)	$(2.58)	$(0.16)	$(0.50)
Net asset value — End of period	$11.84	$14.45	$15.39	$12.63	$12.55	$18.82	$13.99
Total Return(3)	(6.42)%(4)	(0.91)%	22.64%	4.69%(4)	(22.54)%	35.88%	2.98%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,201	$13,984	$16,290	$15,816	$17,980	$28,269	$21,164
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.08%(6)	1.95%	2.07%	1.89%(6)	1.83%	1.65%	1.83%
Net expenses	1.31%(6)(7)	1.31%(7)	1.31%(7)	1.35%(6)(7)	1.35%(7)	1.35%	1.35%
Net investment income (loss)	0.29%(6)	0.14%	0.16%	0.51%(6)	0.05%	(0.04)%	0.00%(8)
Portfolio Turnover	28%(4)	51%	46%	47%(4)	45%	58%	51%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026, the years ended September 30, 2025 and 2024, the eleven months ended September 30, 2023 and the year ended October 31, 2022).
(8)	Amount is less than 0.005%.
Financial information from November 1, 2019 through the close of business on September 15, 2023 is for the Eaton Vance Global Small-Cap Equity Fund, which was reorganized into the Calvert Global Small-Cap Equity Fund as of the close of business on September 15, 2023. The Eaton Vance Global Small-Cap Equity Fund had a fiscal year-end of October 31. See Note 1 to Financial Statements.
8
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2026
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,		Eleven Months Ended September 30, 2023	Year Ended October 31,
		2025	2024		2022	2021	2020
Net asset value — Beginning of period	$9.50	$10.41	$8.58	$8.72	$13.87	$10.42	$10.59
Income (Loss) From Operations
Net investment loss(1)	$(0.02)	$(0.06)	$(0.06)	$(0.02)	$(0.07)	$(0.10)	$(0.08)
Net realized and unrealized gain (loss)	(0.54)	(0.13)	1.92	0.36	(2.60)	3.71	0.34
Total income (loss) from operations	$(0.56)	$(0.19)	$1.86	$0.34	$(2.67)	$3.61	$0.26
Less Distributions
From net investment income	$(0.17)	$(0.09)	$(0.03)	$ —	$ —	$ —	$ —
From net realized gain	(1.51)	(0.63)	—	(0.48)	(2.48)	(0.16)	(0.43)
Total distributions	$(1.68)	$(0.72)	$(0.03)	$(0.48)	$(2.48)	$(0.16)	$(0.43)
Net asset value — End of period	$7.26	$9.50	$10.41	$8.58	$8.72	$13.87	$10.42
Total Return(2)	(6.81)%(3)	(1.66)%	21.70%	3.98%(3)	(23.12)%	34.86%	2.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$339	$601	$955	$827	$1,081	$1,995	$2,202
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.83%(5)	2.70%	2.82%	2.64%(5)	2.58%	2.40%	2.58%
Net expenses	2.06%(5)(6)	2.06%(6)	2.06%(6)	2.10%(5)(6)	2.10%(6)	2.10%	2.10%
Net investment loss	(0.53)%(5)	(0.63)%	(0.59)%	(0.24)%(5)	(0.70)%	(0.79)%	(0.75)%
Portfolio Turnover	28%(3)	51%	46%	47%(3)	45%	58%	51%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026, the years ended September 30, 2025 and 2024, the eleven months ended September 30, 2023 and the year ended October 31, 2022).
Financial information from November 1, 2019 through the close of business on September 15, 2023 is for the Eaton Vance Global Small-Cap Equity Fund, which was reorganized into the Calvert Global Small-Cap Equity Fund as of the close of business on September 15, 2023. The Eaton Vance Global Small-Cap Equity Fund had a fiscal year-end of October 31. See Note 1 to Financial Statements.
9
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,		Eleven Months Ended September 30, 2023	Year Ended October 31,
		2025	2024		2022	2021	2020
Net asset value — Beginning of period	$15.18	$16.13	$13.23	$13.13	$19.57	$14.53	$14.58
Income (Loss) From Operations
Net investment income(1)	$0.04	$0.06	$0.06	$0.10	$0.04	$0.04	$0.03
Net realized and unrealized gain (loss)	(0.92)	(0.19)	2.97	0.54	(3.86)	5.20	0.45
Total income (loss) from operations	$(0.88)	$(0.13)	$3.03	$0.64	$(3.82)	$5.24	$0.48
Less Distributions
From net investment income	$(0.29)	$(0.19)	$(0.13)	$(0.06)	$(0.08)	$(0.04)	$(0.11)
From net realized gain	(1.51)	(0.63)	—	(0.48)	(2.54)	(0.16)	(0.42)
Total distributions	$(1.80)	$(0.82)	$(0.13)	$(0.54)	$(2.62)	$(0.20)	$(0.53)
Net asset value — End of period	$12.50	$15.18	$16.13	$13.23	$13.13	$19.57	$14.53
Total Return(2)	(6.33)%(3)	(0.66)%	22.97%	4.94%(3)	(22.34)%	36.28%	3.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,869	$6,374	$8,721	$7,423	$5,800	$11,906	$8,354
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.83%(5)	1.70%	1.82%	1.64%(5)	1.58%	1.40%	1.58%
Net expenses	1.06%(5)(6)	1.06%(6)	1.06%(6)	1.09%(5)(6)	1.10%(6)	1.10%	1.10%
Net investment income	0.52%(5)	0.37%	0.42%	0.76%(5)	0.27%	0.21%	0.24%
Portfolio Turnover	28%(3)	51%	46%	47%(3)	45%	58%	51%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026, the years ended September 30, 2025 and 2024, the eleven months ended September 30, 2023 and the year ended October 31, 2022).
Financial information from November 1, 2019 through the close of business on September 15, 2023 is for the Eaton Vance Global Small-Cap Equity Fund, which was reorganized into the Calvert Global Small-Cap Equity Fund as of the close of business on September 15, 2023. The Eaton Vance Global Small-Cap Equity Fund had a fiscal year-end of October 31. See Note 1 to Financial Statements.
10
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Global Small-Cap Equity Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek long-term total return. The Fund is the accounting successor to the Eaton Vance Global Small-Cap Equity Fund (the “Predecessor Fund”) pursuant to a reorganization (the “Reorganization”) that took place at the close of business on September 15, 2023. The Fund also inherited the Predecessor Fund's historical performance. The Predecessor Fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. The Fund had no investment operations prior to the Reorganization. Financial information included for periods prior to the Reorganization is that of the Predecessor Fund.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities.  Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
11

Calvert
Global Small-Cap Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$430,169	$ —	$430,169
Belgium	—	134,230	—	134,230
Bermuda	156,220	—	—	156,220
Canada	213,891	—	—	213,891
Germany	—	563,825	—	563,825
Italy	—	583,002	—	583,002
Japan	118,647	1,603,952	—	1,722,599
Luxembourg	—	9,905	—	9,905
Netherlands	27,957	226,669	—	254,626
Spain	—	127,766	—	127,766
Sweden	—	214,639	—	214,639
Switzerland	—	398,870	—	398,870
United Kingdom	253,569	1,467,686	—	1,721,255
United States	9,691,912	—	—	9,691,912
Total Common Stocks	$10,462,196	$5,760,713(1)	$ —	$16,222,909
Short-Term Investments	$241,940	$ —	$ —	$241,940
Total Investments	$10,704,136	$5,760,713	$ —	$16,464,849

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
12

Calvert
Global Small-Cap Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

G  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.750%
$500 million but less than $1 billion	0.725%
$1 billion but less than $2.5 billion	0.700%
$2.5 billion but less than $5 billion	0.680%
$5 billion and over	0.665%
For the six months ended March 31, 2026, the investment advisory fee amounted to $71,266 or 0.75% (annualized) of the Fund’s average daily net assets.
Pursuant to an investment sub-advisory agreement, CRM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVAIL uses the portfolio management, research and other resources of its affiliate, MSIM Fund Management (Ireland) Limited (MSIM FMIL) to render investment advisory services to the Fund. MSIM FMIL has entered into a Memorandum of Understanding with EVAIL pursuant to which MSIM FMIL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. CRM pays EVAIL a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2026, the investment advisory fee paid was reduced by $96 relating to the Fund’s investment in the Liquidity Fund.
13

Calvert
Global Small-Cap Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.31%, 2.06% and 1.06% for Class A, Class C and Class I respectively, of such class’s average daily net assets. This expense reimbursement will remain in effect for a five-year period from September 15, 2023. For the six months ended March 31, 2026, CRM and EVAIL waived and/or reimbursed expenses in total of $72,752.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended March 31, 2026, CRM was paid administrative fees of $11,403.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2026 amounted to $15,850 and $2,418 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received less than $100 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2026. The Fund was also informed that EVD received no contingent deferred sales charges (CDSC) paid by Class A and Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $2,266 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2026, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $5,269,493 and $8,317,809, respectively.
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$15,092,015
Gross unrealized appreciation	$2,739,581
Gross unrealized depreciation	(1,366,747)
Net unrealized appreciation	$1,372,834
14

Calvert
Global Small-Cap Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2026, the total value of securities on loan was $175,261 and the total value of collateral received was $180,744, comprised of U.S. government and/or agencies securities.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2026. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2026.
7  Affiliated Investments
At March 31, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $241,940, which represents 1.5% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$545,604	$2,602,296	$(2,905,960)	$ —	$ —	$241,940	$2,358	241,940
8  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
15

Calvert
Global Small-Cap Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	16,950	$215,771	43,812	$626,440
Reinvestment of distributions	118,223	1,470,693	51,292	715,519
Shares redeemed	(156,903)	(2,059,134)	(185,472)	(2,662,206)
Net decrease	(21,730)	$(372,670)	(90,368)	$(1,320,247)
Class C
Shares sold	376	$3,180	1,045	$9,806
Reinvestment of distributions	12,366	94,599	6,786	62,636
Shares redeemed	(29,269)	(236,881)	(36,344)	(346,267)
Net decrease	(16,527)	$(139,102)	(28,513)	$(273,825)
Class I
Shares sold	7,482	$103,529	56,464	$847,008
Reinvestment of distributions	55,939	734,478	29,699	434,206
Shares redeemed	(93,897)	(1,266,900)	(206,786)	(3,050,736)
Net decrease	(30,476)	$(428,893)	(120,623)	$(1,769,522)
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
10  Fund Liquidation
In March 2026, the Fund’s Trustees approved the liquidation of the Fund. Effective as of the close of business on May 4, 2026, shares of the Fund were no longer available for purchase or exchange. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated at the close of business on May 11, 2026.
16

CSMAX-NCSR 3.31.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Management Series

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: May 26, 2026

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: May 26, 2026